Accounts Payable and Accrued Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	CAD 950	CAD 762
Accrued liabilities	1,791	1,275
Dividend payable (note 19)	9	9
Stock-based compensation	30	17
Derivatives due within one year	115	61
Other	138	102
Accounts payable and accrued liabilities	CAD 3,033	CAD 2,226